Other Payables and Accrued Liabilities (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	As of December 31, 2024	As of June 30, 2024
Accrued professional fees(i)	$177,029	$121,235
Salary and payroll taxes payable	14,100	10,241
Others	10,631	347
Total other payables and accrued liabilities	$201,760	$131,823

(i)      The balance of accrued professional fees represented amount due to third party service providers which include, legal and consulting fee related to research and development, and others.

	As of September 30, 2025	As of December 31, 2024
	(Unaudited)
Accrued professional fees(i)	$71,699	$177,029
Salary and payroll taxes payable	3,916	14,100
Others	—	10,631
Total other payables and accrued liabilities	$75,615	$201,760

(i)      The balance of accrued professional fees represented amount due to third party service providers which include, legal and consulting fee related to research and development, and others.